LOANS (Details 3) (Residential Real Estate One To Four Family [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment, Nonaccrual	$ 5,989	$ 1,593
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 1,972	$ 201